UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

Burney U.S. Factor Rotation ETF Ticker: BRNY Listed on: The Nasdaq Stock Market LLC	January 31, 2026 Semi-Annual Shareholder Report https://burneyetfs.com/brny/

This semi-annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/brny/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.79%

KEY FUND STATISTICS (as of Period End)
Net Assets	$497,624,755	Portfolio Turnover Rate*	144%
# of Portfolio Holdings	69	Advisory Fees Paid	$1,834,833
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	29.5%
Financials	17.2%
Consumer Discretionary	13.7%
Health Care	11.4%
Communication Services	10.4%
Industrials	8.4%
Utilities	5.0%
Energy	1.2%
Consumer Staples	1.1%
Materials	1.0%
Real Estate	1.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.4%
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
Alphabet, Inc. - Class A	5.5%
Cirrus Logic, Inc.	4.9%
Meta Platforms, Inc. - Class A	4.9%
Amazon.com, Inc.	4.7%
Expedia Group, Inc.	4.6%
Goldman Sachs Group, Inc.	4.3%
Incyte Corp.	4.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/brny/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2026

(b) Not applicable.
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 10.4%
Interactive Media & Services - 10.4%
Alphabet, Inc. - Class A	81,357	$27,498,666
Meta Platforms, Inc. - Class A	34,161	24,476,357
Total Communication Services		51,975,023

Consumer Discretionary - 13.7%
Apparel Retail - 0.7%
Boot Barn Holdings, Inc. (a)	20,858	3,722,736

Apparel, Accessories & Luxury Goods - 1.3%
Ralph Lauren Corp.	17,811	6,294,585

Broadline Retail - 5.2%
Amazon.com, Inc. (a)	97,041	23,221,911
MercadoLibre, Inc. (a)	1,150	2,469,959
		25,691,870
Footwear - 0.5%
Deckers Outdoor Corp. (a)	21,764	2,597,316

Hotels, Resorts & Cruise Lines - 5.1%
Carnival Corp. (a)	90,418	2,714,348
Expedia Group, Inc.	86,126	22,809,610
		25,523,958
Other Specialty Retail - 0.9%
Ulta Beauty, Inc. (a)	6,808	4,407,227
Total Consumer Discretionary		68,237,692

Consumer Staples - 1.1%
Consumer Staples Merchandise Retail - 0.5%
Dollar General Corp.	17,931	2,571,843

Packaged Foods & Meats - 0.6%
Tyson Foods, Inc. - Class A	41,959	2,741,182
Total Consumer Staples		5,313,025

Energy - 1.2%
Coal & Consumable Fuels - 0.7%
Peabody Energy Corp.	96,337	3,396,843

Oil & Gas Storage & Transportation - 0.5%
TC Energy Corp.	47,744	2,801,140
Total Energy		6,197,983
The accompanying notes are an integral part of these financial statements.

1

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Financials - 17.2%
Asset Management & Custody Banks - 2.6%
Ameriprise Financial, Inc.	4,781	$2,520,495
Bank of New York Mellon Corp.	21,321	2,556,814
Federated Hermes, Inc.	46,934	2,500,644
Northern Trust Corp.	18,306	2,735,466
State Street Corp.	20,807	2,722,804
		13,036,223
Consumer Finance - 1.7%
EZCORP, Inc. - Class A (a)	148,765	3,191,009
SLM Corp.	93,136	2,528,643
Synchrony Financial	34,532	2,508,059
		8,227,711
Diversified Banks - 1.1%
First Citizens BancShares, Inc. - Class A	1,619	3,350,634
Wells Fargo & Co.	24,782	2,242,523
		5,593,157
Investment Banking & Brokerage - 6.4%
Goldman Sachs Group, Inc.	22,866	21,389,085
Morgan Stanley	16,112	2,945,274
StoneX Group, Inc. (a)	44,915	5,042,158
Virtu Financial, Inc. - Class A	60,687	2,519,117
		31,895,634
Property & Casualty Insurance - 3.0%
Allstate Corp.	15,384	3,061,262
Fidelity National Financial, Inc.	172,080	9,359,431
Kinsale Capital Group, Inc.	6,014	2,380,822
		14,801,515
Regional Banks - 0.5%
Wintrust Financial Corp.	16,952	2,500,250

Transaction & Payment Processing Services - 1.9%
EVERTEC, Inc.	311,172	9,338,272
Total Financials		85,392,762

Health Care - 11.4%
Biotechnology - 7.4%
Aurinia Pharmaceuticals, Inc. (a)	218,005	3,167,613
Incyte Corp. (a)	200,798	20,093,856
PTC Therapeutics, Inc. (a)	79,554	6,008,714
Sarepta Therapeutics, Inc. (a)	121,965	2,480,768
Travere Therapeutics, Inc. (a)	80,306	2,496,713
Veracyte, Inc. (a)	66,207	2,521,163
		36,768,827
The accompanying notes are an integral part of these financial statements.

2

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Health Care Equipment - 1.0%
Globus Medical, Inc. - Class A (a)	27,754	$2,516,733
Insulet Corp. (a)	10,384	2,656,331
		5,173,064
Health Care Services - 2.2%
AMN Healthcare Services, Inc. (a)	119,898	2,553,827
CVS Health Corp.	34,077	2,539,418
Pediatrix Medical Group, Inc. (a)	277,818	5,939,749
		11,032,994
Pharmaceuticals - 0.8%
Liquidia Corp. (a)	94,108	3,989,238
Total Health Care		56,964,123

Industrials - 8.4%
Human Resource & Employment Services - 0.7%
Upwork, Inc. (a)	161,911	3,243,077

Industrial Machinery & Supplies & Components - 3.8%
Parker-Hannifin Corp.	17,547	16,421,184
Watts Water Technologies, Inc. - Class A	8,483	2,539,047
		18,960,231
Trading Companies & Distributors - 3.9%
AerCap Holdings NV	135,457	19,459,753
Total Industrials		41,663,061

Information Technology - 29.5% (b)
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	15,069	2,135,880

Internet Services & Infrastructure - 0.5%
Okta, Inc. (a)	29,238	2,470,026

Semiconductor Materials & Equipment - 1.3%
Axcelis Technologies, Inc. (a)	34,228	3,014,460
Kulicke & Soffa Industries, Inc.	61,986	3,553,657
		6,568,117
Semiconductors - 15.2%
Advanced Micro Devices, Inc. (a)	21,412	5,068,863
Cirrus Logic, Inc. (a)	188,310	24,544,326
Marvell Technology, Inc.	60,933	4,808,832
Micron Technology, Inc.	10,356	4,296,497
NVIDIA Corp.	192,048	36,706,134
		75,424,652
The accompanying notes are an integral part of these financial statements.

3

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Systems Software - 6.3%
Microsoft Corp.	67,254	$28,938,724
Qualys, Inc. (a)	19,069	2,515,201
		31,453,925
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	109,979	28,537,351
Total Information Technology		146,589,951

Materials - 1.0%
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	26,542	2,474,511
Nutrien Ltd.	38,986	2,685,745
Total Materials		5,160,256

Utilities - 5.0%
Electric Utilities - 3.9%
Edison International	180,915	11,267,386
PG&E Corp.	542,016	8,357,887
		19,625,273
Gas Utilities - 0.6%
UGI Corp.	71,222	2,856,715

Independent Power Producers & Energy Traders - 0.5%
AES Corp.	152,991	2,241,318
Total Utilities		24,723,306
TOTAL COMMON STOCKS (Cost $449,140,341)		492,217,182

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Retail REITs - 1.0%
Simon Property Group, Inc.	26,375	5,045,801
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,664,396)		5,045,801

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.61% (c)	2,017,364	2,017,364
TOTAL MONEY MARKET FUNDS (Cost $2,017,364)		2,017,364

TOTAL INVESTMENTS - 100.3% (Cost $455,822,101)		$499,280,347
Liabilities in Excess of Other Assets - (0.3)%		(1,655,592)
TOTAL NET ASSETS - 100.0%		$497,624,755

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

4

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

5

BURNEY U.S. FACTOR ROTATION ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$499,280,347
Receivable for investments sold	239,781,138
Receivable for fund shares sold	103,980,000
Dividends receivable	420,676
Dividend tax reclaims receivable	781
Total assets	843,462,942

LIABILITIES:
Payable for investments purchased	242,792,276
Payable for capital shares redeemed	102,714,400
Payable to adviser (See Note 3)	331,511
Total liabilities	345,838,187
NET ASSETS	$497,624,755

NET ASSETS CONSIST OF:
Paid-in capital	$439,333,262
Total distributable earnings	58,291,493
Total net assets	$497,624,755

Net assets	$497,624,755
Shares issued and outstanding(a)	9,690,000
Net asset value per share	$51.35

COST:
Investments, at cost	$455,822,101

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,589,038
Less: Dividend withholding taxes	(24,066)
Total investment income	2,564,972

EXPENSES:
Investment advisory fee (See Note 3)	1,834,833
Total expenses	1,834,833
NET INVESTMENT INCOME (LOSS)	730,139

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(22,272,997)
In-kind redemptions	81,463,272
Net realized gain (loss)	59,190,275
Net change in unrealized appreciation (depreciation) on:
Investments	(6,440,333)
Net change in unrealized appreciation (depreciation)	(6,440,333)
Net realized and unrealized gain (loss)	52,749,942
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,480,081

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$730,139	$932,214
Net realized gain (loss)	59,190,275	38,979,256
Net change in unrealized appreciation (depreciation)	(6,440,333)	22,123,264
Net increase (decrease) in net assets from operations	53,480,081	62,034,734

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(645,537)	(809,272)
Total distributions to shareholders	(645,537)	(809,272)

CAPITAL TRANSACTIONS:
Shares sold	413,784,740	425,537,269
Shares redeemed	(385,388,082)	(322,997,268)
ETF transaction fees (See Note 1)	5	12
Net increase (decrease) in net assets from capital transactions	28,396,663	102,540,013

NET INCREASE (DECREASE) IN NET ASSETS	81,231,207	163,765,475

NET ASSETS:
Beginning of the period	416,393,548	252,628,073
End of the period	$497,624,755	$416,393,548

SHARES TRANSACTIONS
Shares sold	8,390,000	10,180,000
Shares redeemed	(7,840,000)	(7,760,000)
Total increase (decrease) in shares outstanding	550,000	2,420,000

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
1/31/2026(f)	$45.56	0.08	5.78	5.86	(0.07)	—	(0.07)	0.00(g)	$51.35	12.88%	$497,625	0.79%	0.31%	144%
7/31/2025	$37.59	0.12	7.95	8.07	(0.10)	—	(0.10)	0.00(g)	$45.56	21.46%	$416,394	0.79%	0.30%	222%
7/31/2024	$30.02	0.15	7.59	7.74	(0.15)	(0.02)	(0.17)	0.00(g)	$37.59	25.85%	$252,628	0.79%	0.45%	132%
7/31/2023(h)	$25.01	0.19	5.02	5.21	(0.20)	—	(0.20)	—	$30.02	20.92%	$179,541	0.79%	0.85%	119%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was October 13, 2022.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Burney U.S. Factor Rotation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on October 13, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on October 13, 2022, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $124,041,794 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of October 13, 2022, was $86,916,004, resulting in net unrealized appreciation on investments of $37,125,790 as of that date. As a result of the in-kind contribution, the Fund issued 4,960,000 shares at a $25.01 per share net asset value.

Shares of the Fund are listed and traded on the Nasdaq Stock Market (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from August 1, 2025 to January 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$492,217,182	$—	$—	$492,217,182
Real Estate Investment Trusts	5,045,801	—	—	5,045,801
Money Market Funds	2,017,364	—	—	2,017,364
Total Investments	$499,280,347	$—	$—	$499,280,347

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended July 31, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(71,062,937)	$71,062,937

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.79% to the Adviser monthly based on average daily net assets.

The Burney Company (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$662,080,618	$656,084,615

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$405,551,038	$383,038,428

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended July 31, 2025, were as follows:

Tax cost of Investments	$370,875,370
Gross tax unrealized appreciation	53,217,471
Gross tax unrealized depreciation	(7,041,911)
Net tax unrealized appreciation (depreciation)	$46,175,560
Undistributed ordinary income	141,446
Undistributed long-term gain	—
Total distributable earnings	141,466
Other accumulated gain (loss)	(40,860,057)
Total accumulated gain (loss)	$5,456,949

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended July 31, 2025, the Fund did not defer any post-October capital or late-year losses.

At the fiscal year ended July 31, 2025, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(40,860,057)	$—

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended July 31, 2025, were as follows:

Ordinary Income
Period ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
$645,537	$809,272

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

BURNEY U.S. FACTOR ROTATION ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2025, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026